Shareholder Fees - StrategicAdvisersIncomeOpportunitiesFund-PRO	Apr. 29, 2025 USD ($)
StrategicAdvisersIncomeOpportunitiesFund-PRO | Strategic Advisers Income Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none